Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2021	2020
Other financial assets	17,145	64,930
Trade and other receivables	164,785	68,373
Contract asset	159,636	—
Prepayments	1,115,374	498,382
Deferred costs	—	162,839
Total other current assets	1,456,940	794,524